EMPLOYEE BENEFIT PLANS - Sensitivity analysis - Guatemala (Details) - Guatemala - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of employee benefit plans
Discount rate Value	8.20%	8.20%
Salary rate Value	5.00%	5.00%
Other long term benefits | Increase Level
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Other long term benefits | Decreases level
Disclosure of employee benefit plans
Percentage of Decrease	0.50%
Discount rate | Pension plans
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (2,487)
Effect on DBO Decrease	$ 2,734
Discount rate | Pension plans | Increase Level
Disclosure of employee benefit plans
Discount rate Value	8.70%
Discount rate | Pension plans | Decreases level
Disclosure of employee benefit plans
Discount rate Value	7.70%
Discount rate | Other long term benefits
Disclosure of employee benefit plans
Effect on DBO Increase	$ (636)
Effect on DBO Decrease	$ 679
Discount rate | Other long term benefits | Increase Level
Disclosure of employee benefit plans
Discount rate Value	8.70%
Salary Level | Pension plans
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (1,596)
Effect on DBO Decrease	$ 1,686
Salary Level | Pension plans | Increase Level
Disclosure of employee benefit plans
Salary rate Value	5.50%
Salary Level | Pension plans | Decreases level
Disclosure of employee benefit plans
Salary rate Value	4.50%
Salary Level | Other long term benefits
Disclosure of employee benefit plans
Effect on DBO Increase	$ 697
Effect on DBO Decrease	$ (658)
Salary Level | Other long term benefits | Increase Level
Disclosure of employee benefit plans
Salary rate Value	5.50%
Mortality Table | Pension plans
Disclosure of employee benefit plans
Mortality Table Value	RP-2000
Mortality Table (Increase/Decrease)	One year increase in life expectancy
Effect on DBO Decrease	$ 819